Loans and Advances to Customers	6 Months Ended
Jun. 30, 2023
Net Loans And Advances To Customers [Abstract]
Loans and Advances to Customers
9. LOANS AND ADVANCES TO CUSTOMERS

	30 June 2023	31 December 2022
	£m	£m
Loans and advances to customers	215,973	224,795
Credit impairment loss allowances on loans and advances to customers	(942)	(933)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	215,010	223,840
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.